Property and Equipment (Tables)	6 Months Ended
Sep. 30, 2024
Property and Equipment [Abstract]
Schedule of Property and Equipment
	Computer and equipment	Total
	US$	US$
Cost
As of April 1, 2023	12,299	12,299
Additions	1,281	1,281
Exchange realignment	40	40
As of March 31, 2024	13,620	13,620
Exchange realignment	85	85
As of September 30, 2024 (Unaudited)	13,705	13,705
Accumulated depreciation
As of April 1, 2023	3,876	3,876
Depreciation for the year	3,833	3,833
Exchange realignment	14	14
As of March 31, 2024 (Audited)	7,723	7,723
Depreciation for the period	1,921	1,921
Exchange realignment	59	59
As of September 30, 2024 (Unaudited)	9,703	9,703
Carrying amounts
As of September 30, 2024 (Unaudited)	4,002	4,002
As of March 31, 2024 (Audited)	5,897	5,897